Investments - Investment Category, Duration, and Unrealized Losses (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 security
Unrealized losses on securities in a continuous unrealized loss position
Total gross unrealized losses as a percentage of the aggregate fair value of the related securities	1.00%	1.00%
Number of individual securities comprising total gross unrealized losses | security	37	5
Fixed maturity securities | U.S. corporate
Fair value of securities in a continuous unrealized loss position
Fair value of securities in a continuous unrealized loss position, Less than 12 months	$ 15.6
Fair value of securities in a continuous unrealized loss position, 12 months or more	0.0
Total Fair Value	15.6
Unrealized losses on securities in a continuous unrealized loss position
Unrealized losses on securities in a continuous unrealized loss position, Less than 12 months	0.1
Unrealized losses on securities in a continuous unrealized loss position, 12 months or more	0.0
Unrealized losses on securities in a continuous unrealized loss position	$ (0.1)